UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III        New York, New York       8/14/12
-----------------------------      -------------------      ----------------
[Signature]                         [City, State]               [Date]

Note:  The information provided herein with respect to Warrants is based on
(i) the number of Warrants held by the Reporting Manager as of June 30, 2012 and
(ii) the price of such Warrants as reported by Bloomberg as of June 30, 2012.


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Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          36
                                               -------------

Form 13F Information Table Value Total:         164705
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGL RES INC              COM              001204106     3488    90,000 SH       SOLE                   90,000      0    0
ALLETE INC               COM NEW          018522300    1,047    25,039 SH       SOLE                   25,039      0    0
CAL DIVE INTL INC DEL    COM              12802T101    4,868 1,678,758 SH       SOLE                1,678,758      0    0
CALPINE CORP             COM NEW          131347304    5,942   359,927 SH       SOLE                  359,927      0    0
CENTERPOINT ENERGY INC   COM              15189T107    2,445   118,300 SH       SOLE                  118,300      0    0
CHART INDS INC           COM PAR $0.01    16115Q308     7468   108,606 SH       SOLE                  108,606      0    0
CMS ENERGY CORP          COM              125896100    2,479   105,500 SH       SOLE                  105,500      0    0
CROSSTEX ENERGY INC      COM              22765Y104   10,201   728,632 SH       SOLE                  728,632      0    0
CUMMINS INC              COM              231021106    2,735    28,225 SH       SOLE                   28,225      0    0
EDISON INTL              COM              281020107     9563   206,993 SH       SOLE                  206,993      0    0
EL PASO ELEC CO          COM NEW          283677854   12,583   379,463 SH       SOLE                  379,463      0    0
ENERGEN CORP             COM              29265N108      843    18,675 SH       SOLE                   18,675      0    0
GOODYEAR TIRE & RUBR CO  COM              382550101     5353   453,255 SH       SOLE                  453,255      0    0
GREAT PLAINS ENERGY INC  COM              391164100     5258   245,600 SH       SOLE                  245,600      0    0
HEADWATERS INC           COM              42210P102      281    54,600 SH       SOLE                   54,600      0    0
IDACORP INC              COM              451107106    3,219    76,500 SH       SOLE                   76,500      0    0
KIOR INC                 CL A             497217109    3,524   393,741 SH       SOLE                  393,741      0    0
LACLEDE GROUP INC        COM              505597104    1,416    35,566 SH       SOLE                   35,566      0    0
MARATHON PETE CORP       COM              56585A102    6,032   134,290 SH       SOLE                  134,290      0    0
NATIONAL FUEL GAS CO N J COM              636180101    1,738    37,000 SH       SOLE                   37,000      0    0
NISOURCE INC             COM              65473P105   14,271   576,598 SH       SOLE                  576,598      0    0
NORTHWEST NAT GAS CO     COM              667655104    3,850    80,883 SH       SOLE                   80,883      0    0
NV ENERGY INC            COM              67073Y106    5,493   312,434 SH       SOLE                  312,434      0    0
PORTLAND GEN ELEC CO     COM NEW          736508847    1,026    38,500 SH       SOLE                   38,500      O    O
PPL CORP                 COM              69351T106    2,447    88,000 SH       SOLE                   88,000      0    0
ROCKWOOD HLDGS INC       COM              774415103    2,739    61,764 SH       SOLE                   61,764      0    0
SEMGROUP CORP            CL A             81663A105    9,601   300,701 SH       SOLE                  300,701      0    0
SEMGROUP CORP            *W EXP 11/30/201 81663A113       91    10,000 SH  CALL SOLE                   10,000      0    0
SEMPRA ENERGY            COM              816851109    2,118    30,751 SH       SOLE                   30,751      0    0
SOUTHWEST GAS CORP       COM              844895102      700    16,029 SH       SOLE                   16,029      0    0
U S G CORP               COM NEW          903293405    3,665   192,399 SH       SOLE                  192,399      0    0
UNION PAC CORP           COM              907818108   10,744    90,050 SH       SOLE                   90,050      0    0
UNITED RENTALS INC       COM              911363109    9,341   274,414 SH       SOLE                  274,414      0    0
VULCAN MATLS CO          COM              929160109      525    13,226 SH       SOLE                   13,226      0    0
WGL HLDGS INC            COM              92924F106    3,880    97,600 SH       SOLE                   97,600      0    0
WILLBROS GROUP INC DEL   COM              969203108    3,731   577,480 SH       SOLE                  577,480      0    0
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